12A. Land use right, net (Tables)	12 Months Ended
Dec. 31, 2016
ZHEJIANG JIAHUAN
Schedule Land use right
	2016	2015
	RMB’000	RMB’000

Land use right	7,987	7,987
Less: Accumulated amortisation	(1,699)	(1,536)

	6,288	6,451

	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Amortisation expense	163	163	163

ZHEJIANG TIANLAN
Schedule Land use right
	2016	2015
	RMB’000	RMB’000

Land use right	7,361	7,361
Less: Accumulated amortisation	(1,614)	(1,465)

	5,747	5,896

	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Amortisation expense	149	149	149